Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases and commitments

	2017	2018	2019 and Thereafter	Total
Operating leases	$104,440	$52,978	$—	$157,418
All other operating commitments	2,761,501	—	—	2,761,501

Total commitments	$2,865,941	$52,978	$—	$2,918,919

	2017	2018	2019 and Thereafter	Total
Operating leases	$104,440	$52,978	$—	$157,418
All other operating commitments	2,761,501	—	—	2,761,501

Total commitments	$2,865,941	$52,978	$—	$2,918,919